UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F


Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  2130 Pacwest Center
          1211 SW Fifth Avenue
          Portland, OR  97204-3721

13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert D. McIver
Title:  President
Phone:  (503) 274-2044

Signature, Place, and Date of Signing:

     /s/ Robert D. McIver                           May 11, 2007
     -----------------------------         -----------------------------
         Robert D. McIver                           Portland, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Report Summary:

Number of Other Included Managers:          -0-
                                        ----------------
Form 13F Information Table Entry Total:     78
                                        ----------------
Form 13F Information Table Value Total:     $2,788,525
                                        ----------------
                                            (thousands)

List of Other Included Managers:            None
                                        ----------------

                       Jensen Investment Management, Inc.
                               December 31, 2006

ITEM 1                                 ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                       Title                 Fair          Number                                Voting
                                       of                    Market        of           Investment   Other       Authority
Name of Issuer                         Class    Cusip #      Value         Shares       Discretion   Managers    Over
                                                             (thousands)                                         (Shares)
--------------                         ------   ---------    -----------   ----------   ----------   --------    ---------
3M Co                                  Common   88579Y101       122,928     1,608,371         Sole     NONE      1,608,371
Abbott Labs Com                        Common   002824100       151,894     2,722,120         Sole     NONE      2,722,120
Adobe Systems Inc                      Common   00724F101         2,096        50,272         Sole     NONE         50,272
Alltel Corp                            Common   020039103           236         3,807         Sole     NONE          3,807
American Electric Power Co             Common   025537101            24           500         Sole     NONE            500
Amgen Inc                              Common   031162100            50           900         Sole     NONE            900
Automatic Data Processing              Common   053015103       131,546     2,717,885         Sole     NONE      2,717,885
BMC Software                           Common   055921100             2            75         Sole     NONE             75
Bed Bath & Beyond Inc                  Common   075896100        82,087     2,043,500         Sole     NONE      2,043,500
Block H & R Inc                        Common   093671105            41         1,952         Sole     NONE          1,952
Boeing Co                              Common   097023105            14           155         Sole     NONE            155
Bristol Myers Squibb Co Com            Common   110122108         1,079        38,860         Sole     NONE         38,860
Brown Forman Corp Cl B                 Common   115637209            92         1,400         Sole     NONE          1,400
CDW Corp.                              Common   12512N105        83,996     1,367,340         Sole     NONE      1,367,340
ChevronTexaco Corp                     Common   166764100            44           600         Sole     NONE            600
Clorox Co                              Common   189054109        59,085       927,690         Sole     NONE        927,690
Coca-Cola Co                           Common   191216100        55,953     1,165,694         Sole     NONE      1,165,694
Colgate-Palmolive Co                   Common   194162103       115,886     1,735,085         Sole     NONE      1,735,085
Consolidated Edison Inc                Common   209115104           243         4,765         Sole     NONE          4,765
Costco Wholesale Corp                  Common   22160K105             5           100         Sole     NONE            100
DNP Select Income Fd Inc               Common   23325P104            56         5,000         Sole     NONE          5,000
Danaher Corp                           Common   235851102            21           300         Sole     NONE            300
Dionex Corp                            Common   254546104         3,155        46,327         Sole     NONE         46,327
Ecolab, Inc.                           Common   278865100        84,234     1,958,925         Sole     NONE      1,958,925
Emerson Electric Co                    Common   291011104       138,895     3,223,368         Sole     NONE      3,223,368
Equifax Inc                            Common   294429105       106,036     2,909,068         Sole     NONE      2,909,068
Escrow Bonneville Pacific Corp         Common   098904998             0           545         Sole     NONE            545
Exxon Mobil Corp                       Common   30231G102           354         4,688         Sole     NONE          4,688
Fidelity National Information Svcs Inc Common   31620M106           347         7,625         Sole     NONE          7,625
General Electric Co                    Common   369604103       144,500     4,086,526         Sole     NONE      4,086,526
Genuine Parts Co                       Common   372460105           390         7,964         Sole     NONE          7,964
Glaxosmithkline PLC Spons ADR          Common   37733W105           236         4,275         Sole     NONE          4,275
Hanesbrands Inc                        Common   410345102             9           300         Sole     NONE            300
Heinz H J Co                           Common   423074103           281         5,965         Sole     NONE          5,965

ITEM 1                                 ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                       Title                 Fair          Number                                Voting
                                       of                    Market        of           Investment   Other       Authority
Name of Issuer                         Class    Cusip #      Value         Shares       Discretion   Managers    Over
                                                             (thousands)                                         (Shares)
--------------                         ------   ---------    -----------   ----------   ----------   --------    ---------

Intel Corp                             Common   458140100           501        26,175         Sole     NONE         26,175
International Business Machines Corp   Common   459200101           357         3,784         Sole     NONE          3,784
Johnson & Johnson                      Common   478160104       121,652     2,018,783         Sole     NONE      2,018,783
Kellogg Co                             Common   487836108            21           400         Sole     NONE            400
Lee Enterprises Inc                    Common   523768109            14           450         Sole     NONE            450
McDonald's Corp                        Common   580135101           207         4,589         Sole     NONE          4,589
McGraw Hill Companies                  Common   580645109       135,470     2,154,425         Sole     NONE      2,154,425
Medtronic Inc                          Common   585055106       114,430     2,332,460         Sole     NONE      2,332,460
Merck & Company                        Common   589331107            62         1,400         Sole     NONE          1,400
Microsoft Corp Com                     Common   594918104       105,811     3,796,576         Sole     NONE      3,796,576
Mylan Laboratories Inc.                Common   628530107           164         7,762         Sole     NONE          7,762
Nestle SA ADR                          Common   641069406           581         6,000         Sole     NONE          6,000
New York Times Co Class A              Common   650111107             2           100         Sole     NONE            100
Nike Inc Cl B                          Common   654106103           429         4,036         Sole     NONE          4,036
Nordson Corp                           Common   655663102           179         3,850         Sole     NONE          3,850
Omnicom Group Inc                      Common   681919106       134,945     1,318,080         Sole     NONE      1,318,080
Patterson Companies                    Common   703395103        75,386     2,124,150         Sole     NONE      2,124,150
Paychex Inc                            Common   704326107        76,141     2,010,580         Sole     NONE      2,010,580
Pepsico Inc                            Common   713448108       102,451     1,611,872         Sole     NONE      1,611,872
Pfizer Inc Com                         Common   717081103           998        39,514         Sole     NONE         39,514
Procter & Gamble Co                    Common   742718109       142,344     2,253,704         Sole     NONE      2,253,704
Qualcomm Inc                           Common   747525103           147         3,440         Sole     NONE          3,440
Reliance Steel And Aluminum Co         Common   759509102            48         1,000         Sole     NONE          1,000
Royal Dutch Shell ADR Class A          Common   780259206            66         1,000         Sole     NONE          1,000
Sara Lee Corp                          Common   803111103            41         2,400         Sole     NONE          2,400
Schlumberger Ltd                       Common   806857108            55           800         Sole     NONE            800
Stancorp Finl Group                    Common   852891100             1            20         Sole     NONE             20
Starbucks Corp                         Common   855244109             8           250         Sole     NONE            250
Stryker Corp                           Common   863667101       171,053     2,579,203         Sole     NONE      2,579,203
Sysco Corp                             Common   871829107       107,483     3,177,159         Sole     NONE      3,177,159
T Rowe Price Group Inc                 Common   74144T108       118,118     2,503,040         Sole     NONE      2,503,040
US Bancorp Del Com New                 Common   902973304            67         1,911         Sole     NONE          1,911
United Parcel Svc Cl B                 Common   911312106            46           650         Sole     NONE            650
Verizon Communications                 Common   92343V104            40         1,060         Sole     NONE          1,060
Vodafone Group Adr                     Common   92857W209            51         1,890         Sole     NONE          1,890
WD 40 Co                               Common   929236107           125         3,943         Sole     NONE          3,943
Walgreen Company                       Common   931422109           526        11,460         Sole     NONE         11,460
Wells Fargo & Co                       Common   949746101        90,795     2,637,091         Sole     NONE      2,637,091
Weyerhaeuser Co                        Common   962166104           135         1,803         Sole     NONE          1,803
Wilmington Trust Corp                  Common   971807102           470        11,140         Sole     NONE         11,140
Windstream                             Common   97381W104            52         3,514         Sole     NONE          3,514
Wrigley Wm Jr Co                       Common   982526105           258         5,062         Sole     NONE          5,062
Wyeth                                  Common   983024100           361         7,221         Sole     NONE          7,221
Zebra Technologies                     Common   989207105           620        16,064         Sole     NONE         16,064
                                                             ----------    ----------

                                                              2,788,525    57,341,758
                                                             ==========    ==========